Derivative Instruments and Hedging Activities - Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	$ (5,750)	$ (6,613)	$ (10,015)	$ (12,626)
Unrealized gains (losses)	(1,634)	(10,708)	3,818	(42,784)
Realized and unrealized loss on non-designated derivative instruments (note 10)	(7,384)	(17,321)	(6,197)	(55,410)
Unrealized gains (losses)			10,779	(4,888)
Interest rate swap agreements
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(4,610)	(6,613)	(9,285)	(13,256)
Unrealized gains (losses)	(1,866)	(6,220)	2,436	(26,877)
Realized and unrealized loss on non-designated derivative instruments (note 10)	(6,476)	(12,833)	(6,849)	(40,133)
Interest rate swaption agreements
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	0	0	0	0
Unrealized gains (losses)	112	(7,088)	142	(18,757)
Realized and unrealized loss on non-designated derivative instruments (note 10)	112	(7,088)	142	(18,757)
Interest rate swaption agreements termination
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(1,005)	0	(610)	0
Unrealized gains (losses)	0	0	0	0
Realized and unrealized loss on non-designated derivative instruments (note 10)	(1,005)	0	(610)	0
Toledo Spirit time-charter derivative
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(135)	0	(120)	630
Unrealized gains (losses)	120	2,600	1,240	2,850
Realized and unrealized loss on non-designated derivative instruments (note 10)	(15)	2,600	1,120	3,480
Cross-currency swap agreements | Foreign Currency Gain (Loss)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized and unrealized loss on non-designated derivative instruments (note 10)	32,822	(8,900)	31,984	10,121
Realized gains (losses)	(2,084)	(2,329)	(5,621)	(4,620)
Unrealized gains (losses)	34,906	(6,571)	37,605	14,741
Cross-currency swap agreements termination | Foreign Currency Gain (Loss)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized and unrealized loss on non-designated derivative instruments (note 10)	(25,733)	0	(25,733)	0
Realized gains (losses)	(25,733)	0	(25,733)	0
Unrealized gains (losses)	0	0	0	0
Cross-currency swap agreements | Foreign Currency Gain (Loss)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized and unrealized loss on non-designated derivative instruments (note 10)	7,089	(8,900)	6,251	10,121
Realized gains (losses)	(27,817)	(2,329)	(31,354)	(4,620)
Unrealized gains (losses)	$ 34,906	$ (6,571)	$ 37,605	$ 14,741